UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-7812

                Salomon Brothers Municipal Partners Fund II Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800)-725-6666

Date of fiscal year end:  June 30
Date of reporting period: June 30, 2003


ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Letter from the Chairman

                                                    [Picture R. Jay Gerken, CFA]


DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-800-SALOMON.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.


Sincerely,

/s/ R. Jay Gerken, CFA

R. Jay Gerken, CFA
Chairman and Chief Executive Officer

July 25, 2003

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Letter from the Manager

PERFORMANCE REVIEW

During the 12 months ended June 30, 2003, the Salomon Brothers Municipal Partners Fund II Inc. ("Fund"), formerly known as Municipal Partners Fund II Inc., distributed income dividends to shareholders totaling $0.81 per share. The table below shows the annualized distribution yield and 12-month total return based on the Fund's June 30, 2003 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price. i PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Based on NAV, the Fund performed better than its Lipper peer group of general municipal debt closed-end funds (leveraged), which returned 10.95% for the same period. ii



          PRICE                  ANNUALIZED               12-MONTH
        PER SHARE           DISTRIBUTION YIELD iii     TOTAL RETURN iii
    -----------------       ---------------------      ---------------
       $15.33 (NAV)                 5.32%                  12.83%
       $13.92 (NYSE)                5.86%                  13.78%



DESPITE CHALLENGES, MUNICIPAL BONDS POST GAINS

When the reporting period began, investors concerned about a persistently sluggish economy, corporate scandals, and rising geopolitical tensions shifted assets away from stocks and into U.S. Treasury bonds. In fact, the third quarter of 2002 represented one of the most brutal quarters on record for equities and one of the best for intermediate-term U.S. government bonds.

Municipal bond prices also rose during the third quarter of 2002 but were unable to match the total returns achieved by Treasuries. Advances in the tax-exempt market came despite a surge of new issuance from state and local governments. The rising supply of securities was easily absorbed by heightened demand from institutional and individual investors.

A larger-than-expected reduction in short-term interest rates by the Fed on November 6, 2002 led the equity markets higher, and prices for U.S. Treasuries and municipal bonds trended lower. However, stocks faltered and bonds rallied during December, completing a difficult year for equities and an excellent one for most sectors of the fixed-income marketplace.

Nonetheless, the municipal bond market faced its own set of challenges as 2003 began. For many states and municipalities, tax revenues continued to fall short of budgeted projections, and costs for healthcare, homeland security and education were rising sharply. At the same time, the build-up to the war in Iraq led to heightened volatility in the stock and bond markets. Municipal bonds also were affected during the first quarter of 2003 by an unfavorable court ruling against leading tobacco company Altria Group, Inc., causing prices of bonds backed by anticipated payments of the states' litigation settlement with the nation's tobacco companies to plummet and liquidity to evaporate.

Despite these factors, municipal bonds posted favorable returns during the second quarter of 2002. We attribute the market's strength, in part, to the Fed's accommodative monetary policy, which in June, 2003 led to a further reduction in short-term interest rates of 25 basis points, iv driving short-term rates to just 1%, a level not seen since 1958. Even before the Fed cut rates, a statement it released in May

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

addressing the prospect of "an unwelcome fall in inflation" ignited a powerful rally in the bond markets as investors became increasingly convinced that short-term interest rates were likely to remain low for the foreseeable future.

At the same time, the volume of newly issued municipal bonds continued to rise during the first half of 2003 as state and local governments turned to the public finance markets to pay for new projects, refinance outstanding debt at lower interest rates, and plug holes in their budgets. The record supply of municipal bonds helped keep yields of many tax-exempt bonds at attractive levels compared to yields of U.S. Treasury securities.

Late in the reporting period, municipal bonds began to give back some of their price gains as the stock market rallied and investors became more optimistic about the chances for a stronger economy. Yet, the modest backup in tax-exempt yields apparently has done little to deter issuers of long-term tax-exempt bonds, and both new issuance and investor demand have remained strong.


DEFENSIVE POSITIONING AIDS FUND PERFORMANCE

In this volatile investment environment, we maintained a generally defensive investment posture. Our focus on higher-quality bonds benefited the Fund's performance when higher-quality bonds generally posted higher returns than lower-rated bonds. In addition, our focus on quality helped the Fund avoid the pitfalls affecting certain sectors of the market. For example, the Fund held no tobacco-related bonds. We have always taken a skeptical view of this sector, and we believed that these were not appropriate securities for our investors' portfolios. This view was validated during the first quarter of 2003, when a legal ruling against a leading tobacco company roiled the sector. Similarly, the Fund held no bonds backed directly by airlines, enabling us to avoid the brunt of continuing turmoil in the airline industry.

The Fund also benefited from our emphasis on bonds in the 15- to 30-year maturity range, which gained more value than shorter-maturity bonds as interest rates and bond yields declined. Our security selection strategy generally favored higher-coupon securities with relatively short "call" dates, which give issuers the opportunity to redeem the bonds early. The higher-coupon securities helped us maintain a competitive income stream and benefited from the effects of capital appreciation when yields of newly issued bonds declined. Their relatively short "calls" helped mute price volatility in the uncertain economic, geopolitical and fiscal environments that prevailed for much of the reporting period.


LOOKING FOR ADDITIONAL INFORMATION?

The Salomon Brothers Municipal Partners Fund II Inc. is traded under the symbol "MPT" and its closing market price is available in most newspapers under the New York Stock Exchange listings. The daily NAV is available online under symbol XMPTX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly allocation press release that can be found on most major financial web sites.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


In a continuing effort to provide information concerning the Salomon Brothers Municipal Partners Fund II Inc., shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time (ET), for the Fund's current NAV, market price and other information regarding the Fund's portfolio holdings and allocations.

Thank you for your investment in the Salomon Brothers Municipal Partners Fund II Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.


Sincerely,

/s/ Robert E. Amodeo

Robert E. Amodeo
Executive Vice President

July 25, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2003, and are subject to change. Please refer to pages 5 through 9 for a list and percentage breakdown of the Fund's holdings.


-----------------
i NAV is a price that reflects the value of the Fund's underlying portfolio. However, the price at which an investor may buy or sell shares of the Fund is at the Fund's market price as determined by supply of and demand for the Fund's common shares.
ii Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended June 30, 2003, calculated among 59 funds in the Lipper general municipal debt closed-end funds (leveraged) category with reinvestment of dividends and capital gains excluding sales charges.
iii Total returns are based on changes in NAV or the market price, respectively.
    Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. Annualized distribution yield is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The annualized distribution yield assumes a current monthly income dividend rate of $0.068 for 12 months. This rate is as of June 30, 2003 and is subject to change.
iv  A basis point is one one-hundredth (1/100 or 0.01) of one percent.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Schedule of Investments
June 30, 2003


     FACE
    AMOUNT        RATING(A)                      SECURITY                                                VALUE
-----------------------------------------------------------------------------------------------------------------
Long-Term Investments -- 100.0%

CALIFORNIA -- 2.3%
  $3,000,000      AA-      California Housing Finance Agency Home Mortgage Revenue, Series H,
                             6.150% due 8/1/16 ....................................................   $ 3,148,890
                                                                                                      -----------
DISTRICT OF COLUMBIA -- 1.6%
   2,000,000      AAA      District of Columbia Revenue, (American University), AMBAC-Insured,
                             5.625% due 10/1/26 ...................................................     2,164,760
                                                                                                      -----------
FLORIDA -- 0.8%
   1,000,000      AAA      St. Johns County, FL Water and Sewer Revenue, MBIA-Insured,
                             5.500% due 6/1/11 ....................................................     1,167,210
                                                                                                      -----------
GEORGIA -- 0.0%
      60,000      AAA      Fulton County, GA Housing Authority, Single-Family Mortgage, Series A,
                             GNMA-Collateralized, 6.600% due 3/1/28 ...............................        61,262
                                                                                                      -----------
ILLINOIS -- 15.8%
                           Chicago, IL Board of Education, (Chicago School Reform):
   1,000,000      AAA        AMBAC-Insured, 5.750% due 12/1/27 ....................................     1,103,540
   4,255,000      AAA        MBIA-Insured, 6.000% due 12/1/16 .....................................     4,883,506
   1,750,000      AAA      Chicago, IL Midway Airport Revenue, Series B, MBIA-Insured,
                             5.625% due 1/1/29 ....................................................     1,829,048
   1,000,000      AAA      Chicago, IL Public Building Commission Building Revenue, (Chicago School
                             Reform), Series B, FGIC-Insured, 5.250% due 12/1/18 ..................     1,146,520
     250,000      AAA      Cook County, IL Refunding GO, Series A, MBIA-Insured,
                             5.625% due 11/15/16 ..................................................       283,640
   2,000,000      Aaa*     Illinois Development Finance Authority, Revolving Fund Revenue,
                             5.250% due 9/1/12 ....................................................     2,300,680
   1,000,000      AA+      Illinois Educational Facilities Authority Revenue, (Northwestern
                             University), 5.500% due 12/1/13 ......................................     1,169,340
                           Illinois Health Facilities Authority Revenue:
   1,850,000      AAA        Refunding, (SSM Health Care), MBIA-Insured, 6.550% due 6/1/13 ........     2,313,740
   2,000,000      AAA        Servantcor Project, Series A, FSA-Insured, Escrowed to maturity
                               with U.S. government securities, 6.000% due 8/15/12 ................     2,433,260
     605,000      A          South Suburban Hospital Project, Escrowed to maturity with
                               U.S. government securities, 7.000% due 2/15/18 .....................       785,006
   3,000,000      AAA      Illinois State First Series, MBIA-Insured, 5.500% due 8/1/17 ...........     3,545,010
                                                                                                      -----------
                                                                                                       21,793,290
                                                                                                      -----------
INDIANA -- 1.8%
   2,000,000      BBB+     Indiana State Development Finance Authority, Environmental Revenue,
                             (USX Corp. Project), 5.250% due 12/1/22 ..............................     2,171,720
     250,000      AAA      Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23 ......       260,623
                                                                                                      -----------
                                                                                                        2,432,343
                                                                                                      -----------

-----------------------------------------------------------------------------------------------------------------
                                        See Notes to Financial Statements.
                                                                                                           PAGE 5


SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

June 30, 2003

     FACE
    AMOUNT        RATING(A)                      SECURITY                                               VALUE
-----------------------------------------------------------------------------------------------------------------
LOUISIANA -- 3.7%
  $5,000,000      BBB+     Louisiana Public Facilities Authority, Hospital Revenue Refunding,
                             (Touro Infirmary Project), Series A, 6.125% due 8/15/23 (b) ..........   $ 5,100,500
                                                                                                      -----------
MARYLAND -- 3.2%
                           Maryland State Health & Higher Educational Facilities Authority Revenue:
   1,500,000      Baa1*      Carroll County General Hospital, 6.000% due 7/1/37 ...................     1,608,915
     500,000      A          University of Maryland Medical Systems, 6.000% due 7/1/32 ............       540,405
   2,000,000      Aaa*     Northeast Maryland Waste Disposal Authority, Solid Waste Revenue
                             Refunding, AMBAC-Insured, 5.500% due 4/1/16 ..........................     2,219,700
                                                                                                      -----------
                                                                                                        4,369,020
                                                                                                      -----------
MASSACHUSETTS -- 4.0%
   1,250,000      AAA      Massachusetts State GO, Series C, FGIC-Insured, 5.500% due 11/1/15 .....     1,482,087
   1,000,000      A        Massachusetts State Health & Educational Facilities Authority Revenue,
                             (Dana Farber Cancer Project), Series G-1, 6.250% due 12/1/22 .........     1,059,500
   2,650,000      AAA      Massachusetts State Water Pollution Abatement, Series A,
                             5.750% due 8/1/29 ....................................................     2,966,913
                                                                                                      -----------
                                                                                                        5,508,500
                                                                                                      -----------
MICHIGAN -- 1.9%
   1,000,000      AAA      Detroit, MI City School District, (School Building & Site Improvement)
                             Series A, FGIC-Insured, 5.500% due 5/1/17 ............................     1,141,030
   1,500,000      AA-      Michigan State Hospital Finance Authority Revenue Refunding,
                             (Trinity Health), Credit C, 5.375% due 12/1/30 .......................     1,552,035
                                                                                                      -----------
                                                                                                        2,693,065
                                                                                                      -----------
MISSOURI -- 2.1%
   2,500,000      AA       Missouri State Environmental Improvement & Energy Research Authority,
                             PCR Refunding, (Associated Electric Co-op Thomas Hill),
                             5.500% due 12/1/10 ...................................................     2,830,950
                                                                                                       -----------
NEVADA -- 3.4%
                           Clark County, NV:
   3,000,000      AAA        IDR Refunding, (Nevada Power Co. Project), Series C, AMBAC-Insured,
                               7.200% due 10/1/22 .................................................     3,158,550
   1,000,000      AAA        Passenger Facility Revenue, (McCarran International Airport), Series A,
                               MBIA-Insured, 5.750% due 7/1/23 ....................................     1,062,740
     470,000      AAA      Nevada Housing Division, Single-Family Program, Series C,
                             AMBAC-Insured, 6.350% due 10/1/12 ....................................       492,663
                                                                                                      -----------
                                                                                                        4,713,953
                                                                                                      -----------

-----------------------------------------------------------------------------------------------------------------
                                      See Notes to Financial Statements
PAGE 6

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

June 30, 2003

     FACE
    AMOUNT        RATING(A)                      SECURITY                                                VALUE
-----------------------------------------------------------------------------------------------------------------
NEW JERSEY -- 1.7%
  $1,000,000      AAA      New Jersey EDA, Water Facilities Revenue, (New Jersey American
                             Water Co., Inc. Project), Series A, FGIC-Insured, 6.875% due 11/1/34 .   $ 1,078,380
   1,000,000      AAA      New Jersey State Transportation Trust Fund Authority, Transportation
                             System, Series B, MBIA-Insured (Pre-Refunded - Escrowed with U.S.
                             government securities to 12/15/11 Call @ 100), 6.000% due 12/15/19 ...     1,235,180
                                                                                                      -----------
                                                                                                        2,313,560
                                                                                                      -----------
NEW YORK -- 16.3%
   1,000,000      A        New York City, NY GO, Series A, 6.000% due 5/15/30 .....................     1,086,000
   1,600,000      AA       New York City, NY Municipal Water Finance Authority, Water & Sewer
                             System Revenue, Series A, 5.500% due 6/15/23 .........................     1,700,016
   4,500,000      AA+      New York City, NY Transitional Finance Authority Revenue, Series A,
                             5.500% due 11/15/17 ..................................................     5,098,410
   1,435,000      AA-      New York State Local Government Assistance Corp. Revenue, Series A,
                             (Pre-Refunded - Escrowed with U.S. government securities to 4/1/05
                             Call @ 102), 6.000% due 4/1/16 .......................................     1,582,719
     210,000      Aaa*     New York State Mortgage Agency Revenue, 24th Series,
                             6.125% due 10/1/30 ...................................................       216,069
                           New York State Urban Development Corp. Revenue, Correctional Facilities:
   1,500,000      AAA        AMBAC-Insured, (Pre-Refunded - Escrowed with U.S. government securities
                               to 1/1/06 Call @ 102), 5.375% due 1/1/25 ...........................     1,674,720
   1,300,000      AAA        FSA-Insured, (Pre-Refunded - Escrowed with U.S. government securities
                               to 1/1/06 Call @ 102), 5.375% due 1/1/25 ...........................     1,451,424
   4,400,000      AAA      Port Authority of New York and New Jersey Construction, 96th Series,
                             FGIC-Insured, 6.600% due 10/1/23 .....................................     4,671,480
                           Triborough Bridge & Tunnel Authority, NY General Purpose Revenue, Series Y:
   1,370,000      AAA        5.500% due 1/1/17 ....................................................     1,631,067
   2,750,000      AAA        MBIA-Insured, 5.500% due 1/1/17 ......................................     3,274,040
                                                                                                      -----------
                                                                                                       22,385,945
                                                                                                      -----------
OHIO -- 4.4%
   2,500,000      AA-      Franklin County, OH Hospital Revenue, (Holy Cross Health Systems Corp.),
                             5.875% due 6/1/21 ....................................................     2,624,225
   3,300,000      A        Ohio State Water Development Authority, Solid Waste Disposal Revenue,
                             (Broken Hill Proprietary Co., Ltd.), 6.450% due 9/1/20 ...............     3,472,986
                                                                                                      -----------
                                                                                                        6,097,211
                                                                                                      -----------
PENNSYLVANIA -- 4.0%
   4,500,000      AAA      Delaware Valley, PA Regional Financial Authority, Local Government
                             Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28 ..................     5,191,650
     250,000      AAA      Philadelphia, PA School District, Series A, FSA-Insured, 5.500% due 2/1/31     271,712
                                                                                                      -----------
                                                                                                        5,463,362
                                                                                                      -----------

-----------------------------------------------------------------------------------------------------------------
                                      See Notes to Financial Statements.
                                                                                                           PAGE 7

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

June 30, 2003

     FACE
    AMOUNT        RATING(A)                      SECURITY                                                VALUE
-----------------------------------------------------------------------------------------------------------------
PUERTO RICO -- 4.3%
  $1,600,000      AAA      Puerto Rico Commonwealth Highway & Transportation Authority,
                             Highway Revenue, Series X, FSA-Insured, 5.500% due 7/1/15 ............   $ 1,907,952
   1,000,000      AAA      Puerto Rico Municipal Finance Agency, Series A, FSA-Insured,
                             5.250% due 8/1/21 ....................................................     1,092,020
   2,500,000      AAA      Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding,
                             (Government Facilities), Series H, XLCA-Insured, 5.250% due 7/1/13 ...     2,910,150
                                                                                                      -----------
                                                                                                        5,910,122
                                                                                                      -----------
TENNESSEE -- 3.2%
   1,950,000      AA-      Humphreys County, TN IDB, Solid Waste Disposal Revenue,
                             (E.I. du Pont de Nemours & Co. Project), 6.700% due 5/1/24 ...........     2,046,233
   1,200,000      AAA      Memphis-Shelby County, TN Airport Authority Revenue, Series D,
                             AMBAC-Insured, 6.000% due 3/1/24 .....................................     1,313,004
     945,000      AA       Tennessee Housing Development Agency, (Homeownership Program),
                             Series 2C, 6.350% due 1/1/31 .........................................     1,016,244
                                                                                                      -----------
                                                                                                        4,375,481
                                                                                                      -----------
TEXAS -- 10.6%
                           Austin, TX Airport System Revenue, Series A, MBIA-Insured:
   4,170,000      AAA        6.200% due 11/15/15 ..................................................     4,583,706
     330,000      AAA        Pre-Refunded - Escrowed with state and local government securities
                                to 11/15/07 Call @ 100, 6.200% due 11/15/15 .......................       385,513
   2,745,000      AAA      Irving, TX Waterworks &Sewer Revenue, (Refunding & Import System
                             New Lien), FSA-Insured, 5.000% due 8/15/08 ...........................     3,096,360
   1,000,000      AAA      Lower Colorado River Authority, Texas Revenue Refunding, MBIA-Insured,
                             5.000% due 5/15/08 ...................................................     1,122,100
   1,035,000      AAA      Midland, TX Independent School District Refunding, GO, PSFG-Insured,
                             5.000% due 2/15/12 ...................................................     1,170,916
   1,380,000      AAA      North Harris Montgomery Community College, District Texas Refunding,
                             FGIC-Insured, 5.375% due 2/15/16 .....................................     1,542,812
   2,500,000      AAA      Texas State Turnpike Authority Revenue, First Tier, Series A,
                             AMBAC-Insured, 5.500% due 8/15/39 ....................................     2,709,625
                                                                                                      -----------
                                                                                                       14,611,032
                                                                                                      -----------
UTAH -- 0.7%
     940,000      AAA      Utah State Housing Finance Agency, Single-Family Mortgage, Issue H-2,
                             6.250% due 7/1/22 ....................................................       983,710
                                                                                                      -----------
VIRGINIA -- 3.9%
   2,000,000      AA+      Fairfax County, VA EDA, Lease Revenue, (Government Center Properties),
                             5.500% due 5/15/18 ...................................................     2,061,460
   2,915,000      A-       Greater Richmond Convention Center Authority, VA Hotel Tax Revenue,
                             (Convention Center Expansion Project), 6.125% due 6/15/20 ............     3,270,426
                                                                                                      -----------
                                                                                                        5,331,886
                                                                                                      -----------

-----------------------------------------------------------------------------------------------------------------
                                      See Notes to Financial Statements.
PAGE 8

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

June 30, 2003

     FACE
    AMOUNT        RATING(A)                      SECURITY                                         VALUE
-----------------------------------------------------------------------------------------------------------------
WASHINGTON -- 7.3%
  $1,900,000      AAA      Chelan County, WA Public Utility District, (Chelan Hydro System No. 1),
                             Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1 ........  $  1,976,456
   3,500,000      AAA      Energy Northwest, Washington Electric Revenue Refunding, (Project No. 1),
                             Series A, MBIA-Insured, 5.750% due 7/1/17 ............................     4,001,900
     400,000      AAA      Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28 ..............       446,596
   1,950,000      AA+      Washington State GO, Series C, 5.500% due 7/1/18 .......................     2,294,526
   1,200,000      AAA      Washington State Public Power Supply System Revenue Refunding,
                             (Nuclear Project No. 1), Series A, MBIA-Insured, 5.125% due 7/1/17 ...     1,286,328
                                                                                                     ------------
                                                                                                       10,005,806
                                                                                                     ------------
WISCONSIN -- 1.8%
   2,485,000      AA       Wisconsin Housing & EDA, Homeownership Revenue, Series G,
                             6.300% due 9/1/17 ....................................................     2,557,015
                                                                                                     ------------
WYOMING -- 1.2%
   1,590,000      AA       Wyoming Community Development Authority, Housing Revenue, Series 1,
                             6.100% due 12/1/14 ...................................................     1,669,325
                                                                                                     ------------

                           Total Investments -- 100.0% (Cost -- $127,088,892**) ...................  $137,688,198
                                                                                                     ============

----------------
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Security is segregated as collateral for a pending transaction with an extended settlement.
**  Aggregate cost for Federal income tax purposes is substantially the same.

See pages 10 and 11 for definitions of ratings and abbreviations.

-----------------------------------------------------------------------------------------------------------------
                                          See Notes to Financial Statements.
                                                                                                           PAGE 9



SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Long-Term Security Ratings (unaudited)

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Moody's or Standard & Poor's.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Short-Term Security Ratings (unaudited)

SP-1 -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1   -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1   -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG     - Association of Bay Area Governors        HDC       - Housing Development Corporation
AIG      - American International Guaranty          HFA       - Housing Finance Authority
AMBAC    - American Municipal Bond Assurance        IDA       - Industrial Development Authority
             Corporation                            IDB       - Industrial Development Board
BAN      - Bond Anticipation Notes                  IDR       - Industrial Development Revenue
BIG      - Bond Investors Guaranty                  INFLOS    - Inverse Floaters
CGIC     - Capital Guaranty Insurance Company       ISD       - Independent School District
CHFCLI   - California Health Facility               LEVRRS    - Leveraged Reverse Rate Securities
             Construction Loan Insurance            LOC       - Letter of Credit
CONNIE                                              MBIA      - Municipal Bond Investors Assurance
  LEE    - College Construction Loan Association                  Corporation
COP      - Certificate of Participation             MVRICS    - Municipal Variable Rate Inverse
EDA      - Economic Development Authority                         Coupon Security
EDR      - Economic Development Revenue             PCR       - Pollution Control Revenue
FGIC     - Financial Guaranty Insurance Company     PSFG      - Permanent School Fund Guaranty
FHA      - Federal Housing Administration           RAN       - Revenue Anticipation Notes
FHLMC    - Federal Home Loan Mortgage               RIBS      - Residual Interest Bonds
             Corporation                            RITES     - Residual Interest Tax-Exempt Securities
FLAIRS   - Floating Adjustable Interest Rate        SYCC      - Structured Yield Curve Certificate
             Securities                             TAN       - Tax Anticipation Notes
FNMA     - Federal National Mortgage Association    TECP      - Tax Exempt Commercial Paper
FRTC     - Floating Rate Trust Certificates         TOB       - Tender Option Bonds
FSA      - Financial Security Assurance             TRAN      - Tax and Revenue Anticipation Notes
GIC      - Guaranteed Investment Contract           VA        - Veterans Administration
GNMA     - Government National Mortgage             VRDD      - Variable Rate Daily Demand
             Association                            VRWE      - Variable Rate Wednesday Demand
GO       - General Obligation Bonds                 XLCA      - XL Capital Assurance

----------------
* Abbreviations may or may not appear on the schedule of investments.
                                                                                               PAGE 11

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Statement of Assets and Liabilities
June 30, 2003

ASSETS:
     Investments, at value (Cost -- $127,088,892) ..................    $137,688,198
     Cash ..........................................................         136,122
     Interest receivable ...........................................       2,067,635
     Receivable for securities sold ................................         495,000
     Prepaid expenses ..............................................          13,529
                                                                        ------------
     TOTAL ASSETS ..................................................     140,400,484
                                                                        ------------

LIABILITIES:
     Payable for securities purchased ..............................       3,117,454
     Management fee payable ........................................          62,704
     Accrued expenses ..............................................         132,055
                                                                        ------------
     TOTAL LIABILITIES .............................................       3,312,213
                                                                        ------------
SERIES M AUCTION RATE PREFERRED STOCK
     (900 SHARES AUTHORIZED AND ISSUED AT $50,000 PER SHARE) (NOTE 4)     45,000,000
                                                                        ------------
TOTAL NET ASSETS ...................................................    $ 92,088,271
                                                                        ============

NET ASSETS:
     Common stock ($0.001 par value, 100,000,000 shares
     authorized; 6,007,094 shares outstanding) .....................    $      6,007
     Additional paid-in capital ....................................      83,244,145
     Undistributed net investment income ...........................       1,439,257
     Accumulated net realized loss from investment transactions ....      (3,200,444)
     Net unrealized appreciation of investments ....................      10,599,306
                                                                        ------------
TOTAL NET ASSETS ...................................................    $ 92,088,271
                                                                        ============

NET ASSET VALUE, PER SHARE ($92,088,271 / 6,007,094 capital
     shares outstanding) ...........................................          $15.33
                                                                              ======

------------------------------------------------------------------------------------
                       See Notes to Financial Statements.


SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Statement of Operations
For the Year Ended June 30, 2003

INVESTMENT INCOME:
     Interest.......................................................      $ 6,912,345
                                                                          -----------
EXPENSES:
     Management fee (Note 2) .......................................          771,886
     Auction agent fees.............................................          120,490
     Shareholder communications.....................................           84,941
     Legal..........................................................           72,529
     Audit and tax services ........................................           65,643
     Directors' fees ...............................................           33,496
     Transfer agent ................................................           23,997
     Listing fees...................................................           20,316
     Custody........................................................           18,829
     Insurance......................................................            2,527
     Other..........................................................           32,185
                                                                          -----------
     TOTAL EXPENSES.................................................        1,246,839
                                                                          -----------
NET INVESTMENT INCOME...............................................        5,665,506
                                                                          -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Net Realized Gain From Investment Transactions (excluding
      short-term investments):
        Proceeds from sales.........................................       89,206,587
        Cost of securities sold.....................................       87,040,294
                                                                          -----------
     NET REALIZED GAIN..............................................        2,166,293
                                                                          -----------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of year...........................................        7,038,116
        End of year.................................................       10,599,306
                                                                          -----------
     INCREASE IN NET UNREALIZED APPRECIATION........................        3,561,190
                                                                          -----------
NET GAIN ON INVESTMENTS.............................................        5,727,483
                                                                          -----------
DIVIDENDS PAID TO AUCTION RATE PREFERRED STOCKHOLDERS
  FROM NET INVESTMENT INCOME........................................         (560,901)
                                                                          -----------
INCREASE IN NET ASSETS FROM OPERATIONS..............................      $10,832,088
                                                                          ===========

-------------------------------------------------------------------------------------
                       See Notes to Financial Statements.
                                                                              PAGE 13

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Statements of Changes in Net Assets
For the Years Ended June 30,

                                                                   2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income ..................................  $ 5,665,506      $ 5,995,484
     Net realized gain.......................................    2,166,293        1,992,736
     Increase (decrease) in net unrealized appreciation......    3,561,190         (233,802)
     Dividends paid to Auction Rate Preferred Stockholders
       from net investment income............................     (560,901)        (850,313)
                                                               -----------      -----------
     INCREASE IN NET ASSETS FROM OPERATIONS .................   10,832,088        6,904,105
                                                               -----------      -----------
DISTRIBUTIONS PAID TO COMMON STOCK SHAREHOLDERS FROM:
     Net investment income...................................   (4,865,746)      (4,529,350)
                                                               -----------      -----------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS PAID TO
       COMMON STOCK SHAREHOLDERS.............................   (4,865,746)      (4,529,350)
                                                               -----------      -----------
INCREASE IN NET ASSETS.......................................    5,966,342        2,374,755

NET ASSETS:
     Beginning of year.......................................   86,121,929       83,747,174
                                                               -----------      -----------
     END OF YEAR*............................................  $92,088,271      $86,121,929
                                                               ===========      ===========
* Includes undistributed net investment income of:...........  $ 1,439,257      $ 1,200,398
                                                               ===========      ===========
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Notes to Financial Statements

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund II Inc. ("Fund"), formerly known as Municipal Partners Fund II Inc., was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc ("Investment Manager"), an indirect wholly-owned subsidary of Citigroup Inc. ("Citigroup"), may appreciate in value relative to other similar obligations in the marketplace.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends to common shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed annually (See Note 7). Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Note 4. The amounts of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP

Note 2. Management and Advisory Fees and Other Transactions

For the period from July 1, 2002 through December 15, 2002, the Fund had entered into a management agreement with PIMCO Funds Advisors LLC ("PIMCO"), an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P., formerly known as PIMCO Advisors L.P., a wholly-owned subsidiary of Allianz AG, pursuant to which PIMCO, among other things, supervised the Fund's investment program and monitors the performance of the Fund's service providers.

Effective December 16, 2002, the Fund entered into a new investment advisory and administration agreement with the Investment Manager. Under the terms of the new investment advisory and administration agreement approved by shareholders at the Special Joint Meeting of Stockholders held on December 11, 2002, the Investment Manager will provide all management, advisory and administrative services for the Fund and PIMCO will cease to act as investment manager for the Fund. The Investment Manager has delegated certain administrative services to Smith Barney Fund Management LLC("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between the Investment Manager and SBFM.

The Fund pays the Investment Manager a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets for its services. For purposes of calculating the fees, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets. This fee is calculated daily and paid monthly.

Certain officers and/or directors of the Fund are also officers and/or directors of the Investment Manager.

Note 3.  Investments

For the year ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases .....................................................    $93,891,678
                                                                   ===========
Sales .........................................................    $89,206,587
                                                                   ===========

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation .................................    $10,701,574
Gross unrealized depreciation .................................       (102,268)
                                                                   -----------
Net unrealized appreciation ...................................    $10,599,306
                                                                   ===========

Note 4.  Preferred Stock

On October 1, 1993, the Fund closed its public offering of 900 shares of $0.001 par value Auction Rate Preferred Stock ("Preferred Stock") at an offering price of $50,000 per share. The Preferred Stock has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and, subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the year ended June 30, 2003 ranged from 0.840% to 1.750%. The weighted average dividend rate for the year ended June 30, 2003 was 1.246%.

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Shares.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Note 5.  Concentration of Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 6. Events Subsequent to June 30, 2003

COMMON STOCK DIVIDENDS. On May 2, 2003, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.068 per share, payable on July 25 and August 29, 2003 to shareholders of record on July 15 and August 12, 2003, respectively. In addition on July 18, 2003 the Board of Directors of the Fund declared three common share dividends from net investment income, each in the amount of $0.068 per share, payable on September 26, October 31 and November 28, 2003 to shareholders of record on September 16, October 15 and November 18, 2003, respectively.

PREFERRED STOCK DIVIDENDS. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period.

   AUCTION          COMMENCEMENT OF         RATE EFFECTIVE            PREFERRED
    DATE              RATE PERIOD               THROUGH                 RATE
--------------------------------------------------------------------------------
   6/30/03              7/1/03                   7/7/03                 1.100%
    7/7/03              7/8/03                  7/14/03                 0.850
   7/14/03             7/15/03                  7/21/03                 0.700
   7/21/03             7/22/03                  7/28/03                 0.750
   7/28/03             7/29/03                   8/4/03                 0.810
    8/4/03              8/5/03                  8/11/03                 0.900
--------------------------------------------------------------------------------

Note 7.  Capital Loss Carryforward

At June 30, 2003, the Fund had, for Federal income tax purposes, approximately $3,201,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on June 30 of the year indicated:

                           2004          2005         2007         2008
--------------------------------------------------------------------------------
Carryforward amounts    $1,697,000     $810,000     $141,000     $553,000
--------------------------------------------------------------------------------

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Note 8. Income Tax Information and Distributions to Shareholders

At June 30, 2003, the tax basis components of distributable earnings were:

Undistributed tax-exempt income ............................................     $ 1,439,257
                                                                                 ===========
Accumulated capital losses .................................................     $(3,200,444)
                                                                                 ===========
Unrealized appreciation ....................................................     $10,599,306
                                                                                 ===========

The tax character of distributions paid during the year ended June 30, 2003 was:

Tax-exempt income ..........................................................     $ 5,426,647
                                                                                 ===========

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Financial Highlights

Data for a share of common stock outstanding throughout each year ended June 30:

                                                   2003       2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR.........       $14.34     $13.94      $13.09      $13.71      $14.42
                                                  ------     ------      ------      ------     -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income...................         0.94       1.00        1.04        1.04        1.04
   Net realized and unrealized gain (loss).         0.95       0.29        0.86       (0.60)      (0.73)
   Dividends paid to Auction Rate Preferred
     Stockholders from net investment income       (0.09)     (0.14)      (0.30)      (0.31)      (0.27)
                                                  ------     ------      ------      ------     -------
Total Income From Operations...............         1.80       1.15        1.60        0.13        0.04
                                                  ------     ------      ------      ------     -------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
   Net investment income...................        (0.81)     (0.75)      (0.75)      (0.75)      (0.75)
                                                  ------     ------      ------      ------     -------
Total Distributions Paid to Common
   Stock Shareholders......................        (0.81)     (0.75)      (0.75)      (0.75)      (0.75)
                                                  ------     ------      ------      ------     -------

NET ASSET VALUE, END OF YEAR...............       $15.33     $14.34      $13.94      $13.09      $13.71
                                                  ======     ======      ======    ========    ========
PER SHARE MARKET VALUE, END OF YEAR........       $13.92     $13.00      $12.52    $11.5625    $12.3125
                                                  ======     ======      ======    ========    ========
TOTAL RETURN, BASED ON MARKET PRICE(1).....        13.78%     10.11%      15.14%       0.26%       2.27%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS(2):
  Operating expenses.......................         1.39%      1.35%       1.38%       1.39%       1.30%
  Net investment income....................         6.30       7.02        7.63        7.95        7.23
NET ASSETS OF COMMON SHAREHOLDERS,
  END OF YEAR (000S).......................      $92,088    $86,122     $83,747     $78,617     $82,365
PORTFOLIO TURNOVER RATE....................           67%        52%         15%         40%         19%
AUCTION RATE PREFERRED STOCK:
  Total Amount Outstanding (000s)..........      $45,000    $45,000     $45,000     $45,000     $45,000
  Asset Coverage Per Share.................      152,320    145,691     143,052     137,352     141,517
  Involuntary Liquidating Preference Per Share    50,000     50,000      50,000      50,000      50,000
  Average Market Value Per Share...........       50,000     50,000      50,000      50,000      50,000
-------------------------------------------------------------------------------------------------------

(1) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
(2) Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Report of Independent Auditors

To the Board of Directors and Shareholders of Salomon Brothers Municipal Partners Fund II Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Municipal Partners Fund II Inc. (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 18, 2003

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


Additional Stockholder Information (unaudited)

RESULT OF ANNUAL MEETING OF STOCKHOLDERS
The Annual Meeting of Stockholders of Salomon Brothers Municipal Partners Fund II Inc. was held on October 23, 2002, for the purpose of considering and voting upon the election of a Director. The following table provides information concerning the matter voted upon at the Meeting:

1. ELECTION OF A DIRECTOR


                             PREFERRED
                              SHARES                PREFERRED
                                FOR                  SHARES
    NOMINEE                  ELECTION               WITHHELD
    -------------           ----------             -----------
    R. Jay Gerken               893                     2

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

INFORMATION ABOUT DIRECTORS AND OFFICERS
The business and affairs of Salomon Brothers Municipal Partners Fund II Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.


                                                                             NUMBER OF
                                                                        PORTFOLIOS ADVISED
                                                                            BY SBAM(2)
                                              TERM OF      PRINCIPAL     AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND OCCUPATION(S)      DIRECTOR             OTHER
                               HELD WITH      LENGTH OF    DURING PAST      (INCLUDING        DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED   FIVE YEARS        THE FUND)       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS:

Carol L. Colman               Director and      Since    President,             33                    None
Colman Consulting Co.         Member of         2003     Colman
278 Hawley Road               the Audit                  Consulting Co.
North Salem, NY 10560         Committee,
Age 57                        Class II

Daniel P. Cronin              Director and      Since    Associate General      30                    None
Pfizer Inc.                   Member of         2003     Counsel, Pfizer Inc.
235 East 42nd Street          the Audit
New York, NY 10017            Committee,
Age 57                        Class I

Leslie H. Gelb                Director and      Since    President Emeritus     33                Britannica.com;
The Council on                Member of         2000     and Council Board                        Director of two
  Foreign Relations           the Audit                  Fellow of the Council                    registered
58 East 68th Street           Committee,                 on Foreign Relations                     investment
New York, NY 10021            Class I                                                             companies
Age 66                                                                                            advised by
                                                                                                  Advantage
                                                                                                  Advisers, Inc.
                                                                                                  ("Advantage")

Riordan Roett                 Director and      Since    Professor and Director 30                The Latin
The Johns Hopkins University  Member of         1997     Latin American Studies                   America Equity
1740 Massachusetts Ave., NW   the Audit                  Program, The Johns                       Fund, Inc.
Washington, DC 20036          Committee,                 Hopkins University
Age 64                        Class III

Jeswald W. Salacuse           Director and      Since    Henry J. Braker        30                Director of two
Tufts University              Member of         2000     Professor of                             registered
The Fletcher School of        the Audit                  Commercial Law and                       investment
  Law & Diplomacy             Committee,                 formerly Dean, The                       companies
160 Packard Avenue            Class III                  Fletcher School of                       advised by
Medford, MA 02155                                        Law & Diplomacy,                         Advantage
Age 65                                                   Tufts University

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


                                                                             NUMBER OF
                                                                        PORTFOLIOS ADVISED
                                                                            BY SBAM(2)
                                               TERM OF      PRINCIPAL    AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND OCCUPATION(S)      DIRECTOR              OTHER
                               HELD WITH      LENGTH OF    DURING PAST      (INCLUDING         DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED   FIVE YEARS        THE FUND)        HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR:

R. Jay Gerken, CFA            Director,         Since    Managing Director      219                  None
CGM                           Chairman          2002     of Citigroup Global
399 Park Avenue               and Chief                  Markets Inc. ("CGM");
4th Floor                     Executive Officer,         Chairman, President,
New York, NY 10022            Class II                   Chief Executive Officer
Age 52                                                   and Director of
                                                         Smith Barney Fund
                                                         Management LLC
                                                         ("SBFM"), Travelers
                                                         Investment Adviser, Inc.
                                                         ("TIA") and Citi Fund
                                                         Management Inc.

OFFICERS:

Peter J. Wilby, CFA           President         Since    Managing Director      N/A                   N/A
CGM                                             2002     of CGM and Salomon
399 Park Avenue                                          Brothers Asset
4th Floor                                                Management Inc
New York, NY 10022                                       ("SBAM") since
Age 44                                                   January 1996

Lewis E. Daidone              Executive Vice    Since    Managing Director of   N/A                   N/A
CGM                           President and     2002     CGM; Director and
125 Broad Street              Chief                      Senior Vice President
11th Floor                    Administrative             of SBFM and TIA;
New York, NY 10004            Officer                    Former Chief
Age 45                                                   Financial Officer and
                                                         Treasurer of the mutual
                                                         funds affiliated with
                                                         Citigroup Inc.

Robert E. Amodeo              Executive Vice    Since    Managing Director of   N/A                   N/A
CGM                           President         1999     SBAM and CGM
399 Park Avenue                                          since December 2001;
4th Floor                                                Director of SBAM and
New York, NY 10022                                       CGM since December
Age 36                                                   1998; Vice President of
                                                         SBAM and CGM from
                                                         January 1996 to
                                                         December 1998


SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.


                                                                             NUMBER OF
                                                                        PORTFOLIOS ADVISED
                                                                            BY SBAM(2)
                                               TERM OF      PRINCIPAL     AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND OCCUPATION(S)      DIRECTOR              OTHER
                               HELD WITH      LENGTH OF    DURING PAST      (INCLUDING         DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND(1)      TIME SERVED   FIVE YEARS        THE FUND)       HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------
Frances M. Guggino            Controller        Since    Vice President         N/A                N/A
CGM                                             2002     of CGM
125 Broad Street
10th Floor
New York, NY 10004
Age 45

Christina T. Sydor            Secretary         Since    Managing Director      N/A                N/A
CGM                                             1998     of CGM; General
300 First Stamford Place                                 Counsel and
4th Floor                                                Secretary of
Stamford, CT 06902                                       SBFM and TIA
Age 52

-------------------
(1) The Fund's Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, II and III Directors expire at the Annual Meetings of Stockholders in the year 2003, year 2005 and year 2004, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund's executive officers are chosen each year at the first meeting of the Fund's Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.

(2) Number of portfolios advised by Salomon Brothers Asset Management Inc ("SBAM") or affiliates of SBAM.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by EquiServe Trust Company, N.A. ("Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant's shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days' written notice to participants in the Plan.

All correspondence concerning the Plan should be directed to the Plan Agent, P.O. Box 43010, Providence, Rhode Island 02940-3010.
                      ____________________________________

This report is transmitted to the shareholders of Salomon Brothers Municipal Partners Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Tax Information (unaudited)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended June 30, 2003:

    o 100% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.


SALOMON BROTHERS MUNICIPAL PARTNERS FUND II INC.

Directors                                               Salomon Brothers Municipal Partners Fund II Inc.
                                                              125 Broad Street
CAROL L. COLMAN                                               10th Floor, MF-2
DANIEL P. CRONIN                                              New York, New York 10004
LESLIE H. GELB                                                Telephone 1-888-777-0102
R. JAY GERKEN, CFA
RIORDAN ROETT                                           INVESTMENT MANAGER
JESWALD W. SALACUSE                                           Salomon Brothers Asset Management Inc
                                                              399 Park Avenue
                                                              New York, New York 10022
Officers
                                                        AUCTION AGENT
R. JAY GERKEN, CFA                                            Deutsche Bank
      Chairman and Chief Executive Officer                    60 Wall Street
                                                              New York, New York 10005
PETER J. WILBY, CFA
      President                                         CUSTODIAN
                                                              State Street Bank and Trust Company
LEWIS E. DAIDONE                                              225 Franklin Street
      Executive Vice President and                            Boston, Massachusetts 02110
      Chief Administrative Officer
                                                        DIVIDEND DISBURSING AND TRANSFER AGENT
ROBERT E. AMODEO                                              EquiServe Trust Company, N.A.
      Executive Vice President                                P.O. Box 43010
                                                              Providence, Rhode Island 02940-3010
FRANCES M. GUGGINO
      Controller                                        LEGAL COUNSEL
                                                              Simpson Thacher & Bartlett LLP
CHRISTINA T. SYDOR                                            425 Lexington Avenue
      Secretary                                               New York, New York 10017

                                                        INDEPENDENT AUDITORS
                                                              PricewaterhouseCoopers LLP
                                                              1177 Avenue of the Americas
                                                              New York, New York 10036

                                                        NEW YORK STOCK EXCHANGE SYMBOL
                                                              MPT



                                                                                PAGE 29

                      (This page intentionally left blank.)

EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, Rhode Island 02940-3010
                                           Salomon Brothers Municipal Partners
                                           Fund II Inc.


                                           Annual Report
                                           JUNE 30, 2003






 MPTANN 6/03
     03-5288

ITEM 2.  CODE OF ETHICS.

          Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

        (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

        (a) Not applicable.

        (b) Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Municipal Partners Fund II Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund II Inc.

Date:    August 28, 2003

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund II Inc.

Date:    August 28, 2003

By:      /s/ Lewis E. Daidone
         Chief Administrative Officer of
         Salomon Brothers Municipal Partners Fund II Inc.

Date:    August 28, 2003